UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Global Income Opportunities Fund (JGG)
September 30, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 143.9% (99.3% of Total Investments)
	$25 Par (or similar) Retail Structures - 2.6% (1.8% of Total Investments)
	Commercial Banks - 1.3%
15,000	Morgan Stanley, (3)	7.125%		BB+	$ 378,000
30,000	PNC Financial Services	6.125%		BBB	757,200
20,000	Regions Financial Corporation	6.375%		BB	451,200
	Total Commercial Banks				1,586,400
	Consumer Finance - 0.4%
20,000	Discover Financial Services	6.500%		BB	470,400
	Insurance - 0.6%
25,000	Hartford Financial Services Group Inc.	7.875%		BB+	703,000
	Oil, Gas & Consumable Fuels - 0.3%
16,775	Nustar Logistics Limited Partnership	7.625%		Ba2	423,401
	Total $25 Par (or similar) Retail Structures (cost $3,372,875)				3,183,201

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 70.6% (48.7% of Total Investments)
	Aerospace & Defense - 0.6%
$ 680	Exelis, Inc.	5.550%	10/01/21	BBB+	$ 683,603
	Airlines - 0.2%
300	Air Canada, 144A	6.750%	10/01/19	BB	298,500
	Auto Components - 1.0%
300	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	318,750
400	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	410,000
250	Gestamp Fund Lux SA, 144A	5.625%	5/31/20	BB	248,750
300	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B	308,250
1,250	Total Auto Components				1,285,750
	Automobiles - 1.2%
750	Fiat Finance & Trade SA	7.000%	3/23/17	BB-	1,086,931
370	General Motors Financial Company Inc., 144A	4.250%	5/15/23	BB+	338,088
1,120	Total Automobiles				1,425,019
	Building Products - 0.5%
645	Owens Corning Incorporated	4.200%	12/15/22	BBB-	629,225
	Capital Markets - 2.5%
1,210	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	1,373,948
1,000	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,079,155
450	Morgan Stanley	4.875%	11/01/22	BBB+	450,237
250	Morgan Stanley	3.750%	2/25/23	A	241,009
2,910	Total Capital Markets				3,144,349
	Chemicals - 1.7%
745	Eastman Chemical Company	3.600%	8/15/22	BBB	724,691
250	Ineos Finance PLC, 144A	7.500%	5/01/20	BB-	268,125
250	Momentive Performance Materials Inc.	8.875%	10/15/20	B1	262,500
250	Omonva Solutions Inc.	7.875%	11/01/18	B2	263,125
300	Petrologistics LP Finance, 144A	6.250%	4/01/20	B	294,000
225	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B-	254,250
2,020	Total Chemicals				2,066,691
	Commercial Banks - 1.6%
535	CIT Group Inc.	5.000%	8/01/23	BB-	517,971
285	HSBC Holdings PLC	6.800%	6/01/38	A+	335,873
480	Royal Bank of Scotland	6.125%	12/15/22	BBB-	483,562
300	VTB Capital SA, 144A	6.875%	5/29/18	BBB	322,500
340	Wells Fargo & Company	3.450%	2/13/23	A+	318,227
1,940	Total Commercial Banks				1,978,133
	Commercial Services & Supplies - 2.0%
200	313 Group Incorporated, 144A	6.375%	12/01/19	B1	189,000
300	ADT Corporation, 144A, WI/DD	6.250%	10/15/21	BBB-	304,500
250	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	248,750
400	Ceridian Corporation, 144A	8.875%	7/15/19	B1	458,000
300	Clean Harbors Inc.	5.250%	8/01/20	BB+	297,000
235	Europcar Groupe SA, 144A	11.500%	5/15/17	B-	364,813
250	Iron Mountain Inc.	5.750%	8/15/24	B1	225,000
375	R.R. Donnelley & Son Company	7.625%	6/15/20	BB	399,375
2,310	Total Commercial Services & Supplies				2,486,438
	Communications Equipment - 0.7%
250	CSC Holdings Inc.	7.625%	7/15/18	BB+	286,250
200	Goodman Networks Inc., 144A	12.875%	7/01/18	B	211,000
300	Nokia Corporation	5.375%	5/15/19	BB-	304,500
750	Total Communications Equipment				801,750
	Computers & Peripherals - 0.8%
345	Hewlett Packard Company	4.650%	12/09/21	A-	338,827
210	Lexmark International Group Incorporated	5.125%	3/15/20	BBB-	216,475
350	Seagate HDD Cayman	7.000%	11/01/21	BBB-	388,500
905	Total Computers & Peripherals				943,802
	Construction Materials - 0.3%
300	Cemex SAB de CV, 144A	9.000%	1/11/18	BB-	323,250
	Consumer Finance - 0.9%
915	Ford Motor Credit Company	6.625%	8/15/17	BBB-	1,054,362
	Containers & Packaging - 1.0%
250	Ardagh Packaging Finance/Holdings USA, 144A	4.875%	11/15/22	Ba3	238,125
415	Ball Corporation	4.000%	11/15/23	BB+	372,462
350	Reynolds Group	7.125%	4/15/19	B+	371,875
250	Sealed Air Corporation, 144A	6.500%	12/01/20	BB-	261,875
1,265	Total Containers & Packaging				1,244,337
	Diversified Consumer Services - 0.3%
400	Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	397,000
	Diversified Financial Services - 6.6%
2,500	Bank of America Corporation	5.700%	1/24/22	A	2,792,655
540	BNP Paribas	2.700%	8/20/18	A+	546,176
550	Citigroup Inc.	4.500%	1/14/22	A	576,418
620	General Electric Capital Corporation	5.300%	2/11/21	AA	674,298
515	General Electric Capital Corporation	6.875%	1/10/39	AA+	631,157
1,480	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,543,791
490	JPMorgan Chase & Company	3.375%	5/01/23	A	444,363
545	JPMorgan Chase & Company	6.400%	5/15/38	A+	642,649
350	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	364,875
7,590	Total Diversified Financial Services				8,216,382
	Diversified Telecommunication Services - 3.3%
750	AT&T, Inc.	6.300%	1/15/38	A	810,575
450	AT&T, Inc.	5.550%	8/15/41	A	446,690
375	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	372,188
400	Frontier Communications Corporation	8.500%	4/15/20	BB+	442,000
350	IntelSat Limited, 144A	6.750%	6/01/18	CCC+	363,125
595	Qwest Corporation	6.750%	12/01/21	BBB-	638,983
555	Verizon Communications	5.150%	9/15/23	A-	594,841
200	Verizon Communications	6.550%	9/15/43	A-	225,787
200	Windstream Corporation	6.375%	8/01/23	BB+	183,000
3,875	Total Diversified Telecommunication Services				4,077,189
	Electric Utilities - 0.2%
225	InterGen NV, 144A	7.000%	6/30/23	B+	225,000
	Energy Equipment & Services - 2.6%
820	Ensco PLC	4.700%	3/15/21	BBB+	870,363
155	Gulfmark Offshore Inc.	6.375%	3/15/22	BB-	155,000
675	Nabors Industries Inc.	5.000%	9/15/20	BBB	705,288
300	Precision Drilling Corporation	6.500%	12/15/21	Ba1	313,500
765	Transocean Inc.	3.800%	10/15/22	BBB-	720,317
420	Weatherford International Limited	7.000%	3/15/38	Baa2	445,422
3,135	Total Energy Equipment & Services				3,209,890
	Food Products - 1.6%
375	JBS USA LLC	7.250%	6/01/21	BB	376,875
250	Marfrig Holding Europe BV, 144A	9.875%	7/24/17	B	245,000
300	Minerva Luxembourg S.A., 144A	7.750%	1/31/23	BB-	282,750
200	Mriya Agro Holding PLC, 144A	9.450%	4/19/18	B	164,040
350	Pinnacle Foods Finance LLC, 144A	4.875%	5/01/21	B-	325,500
545	Tyson Foods	4.500%	6/15/22	BBB	565,667
2,020	Total Food Products				1,959,832
	Gas Utilities - 0.3%
375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	390,000
	Health Care Providers & Services - 1.2%
400	HCA Holdings Inc.	7.750%	5/15/21	B-	425,500
400	Kindred Healthcare Inc.	8.250%	6/01/19	B-	426,000
275	Labco SAS, 144A	8.500%	1/15/18	BB-	395,286
250	Tenet Healthcare Corporation, 144A	4.375%	10/01/21	BB	230,625
1,325	Total Health Care Providers & Services				1,477,411
	Hotels, Restaurants & Leisure - 0.4%
200	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	209,000
300	Wynn Las Vegas LLC Corporation	5.375%	3/15/22	BBB-	301,500
500	Total Hotels, Restaurants & Leisure				510,500
	Independent Power Producers & Energy Traders - 1.2%
275	Calpine Corporation, 144A	7.500%	2/15/21	BB+	292,188
485	Constellation Energy Group	5.150%	12/01/20	BBB+	525,143
300	Dynegy Holdings, Inc.	5.875%	6/01/23	B+	273,750
400	GenOn Energy	9.500%	10/15/18	B	450,000
1,460	Total Independent Power Producers & Energy Traders				1,541,081
	Industrial Conglomerates - 0.3%
2,000	Grieg Seafood ASA	8.760%	12/21/15	N/R	344,240
	Insurance - 1.8%
750	AFLAC Insurance	6.450%	8/15/40	A-	890,729
385	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	398,110
415	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA-	362,751
510	Unum Group	5.625%	9/15/20	BBB	562,533
2,060	Total Insurance				2,214,123
	IT Services - 0.8%
565	Computer Sciences Corporation	4.450%	9/15/22	BBB	555,280
400	First Data Corporation	6.750%	11/01/20	BB-	414,000
965	Total IT Services				969,280
	Machinery - 1.4%
300	Loxam SAS, 144A	7.375%	1/24/20	B	418,099
425	Terex Corporation	6.000%	5/15/21	BB-	429,781
1,000	Turlock Corporation	4.150%	11/02/42	A-	888,334
1,725	Total Machinery				1,736,214
	Media - 4.4%
325	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B-	306,313
720	Comcast Corporation	6.400%	5/15/38	A-	853,537
620	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	655,517
300	Dish DBS Corporation, 144A	4.250%	4/01/18	BB-	300,375
300	Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	294,000
275	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	291,500
400	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB-	422,000
555	News America Holdings Inc.	6.650%	11/15/37	BBB+	630,594
200	Sinclair Television Group, 144A, WI/DD	6.375%	11/01/21	B	201,000
410	Time Warner Cable Inc.	5.875%	11/15/40	BBB	348,940
345	Time Warner Inc.	6.100%	7/15/40	BBB+	370,158
250	Videotron Limited, 144A	5.625%	6/15/25	BB	231,785
610	Vivendi S.A., 144A	4.750%	4/12/22	BBB	595,493
5,310	Total Media				5,501,212
	Metals & Mining - 4.9%
975	Alcoa Inc.	5.400%	4/15/21	BBB-	963,877
200	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	154,000
715	ArcelorMittal	6.750%	2/25/22	BB+	752,537
720	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB-	686,348
300	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB-	303,000
250	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	241,250
300	FMG Resources, 144A	8.250%	11/01/19	BB+	323,250
640	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	588,607
400	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	428,000
700	Newmont Mining Corporation	3.500%	3/15/22	BBB+	612,119
200	Severstal OAO via Steel Capital, 144A	4.450%	3/19/18	BB+	195,250
320	Teck Resources Limited	6.250%	7/15/41	BBB	310,057
250	TMK OAO Capital S.A., 144A	6.750%	4/03/20	B+	238,125
285	Vale Overseas Limited	6.875%	11/10/39	A-	288,549
6,255	Total Metals & Mining				6,084,969
	Multiline Retail - 0.7%
865	Macy’s Retail Holdings Inc.	3.875%	1/15/22	BBB	857,566
	Oil, Gas & Consumable Fuels - 13.2%
165	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB-	184,926
875	Apache Corporation	4.250%	1/15/44	A-	765,481
400	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	375,710
400	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	376,000
375	Bill Barrett Corporation	7.000%	10/15/22	B1	362,813
1,000	CNPC General Capital Limited, 144A	3.400%	4/16/23	A+	919,315
200	Concho Resources Inc.	5.500%	10/01/22	BB+	199,500
300	Continental Resources Inc.	5.000%	9/15/22	BBB-	301,875
350	Everest Acquisition LLC Finance, 144A	7.750%	9/01/22	B	379,750
1,000	Gazprom OAO Via Gaz Capital S.A., 144A	3.850%	2/06/20	Baa1	952,500
300	Gibson Energy, 144A	6.750%	7/15/21	BB	309,750
300	Halcon Resources Limited Liability Corporation, 144A	9.750%	7/15/20	CCC+	317,250
350	Hercules Offshore Inc., 144A, WI/DD	7.500%	10/01/21	B	350,000
400	Key Energy Services Inc.	6.750%	3/01/21	BB-	396,000
400	Linn Energy LLC Finance Corporation, 144A	7.000%	11/01/19	B	377,000
1,000	Lukoil International Finance BV, 144A	3.416%	4/24/18	BBB	993,750
300	Martin Mid-Stream Partners LP Finance, 144A	7.250%	2/15/21	B-	303,375
250	MEG Energy Corportation, 144A	6.500%	3/15/21	BB	251,875
350	MEG Energy Corportation, 144A	7.000%	3/31/24	BB	352,188
250	Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	248,750
250	Newfield Exploration Company	5.625%	7/01/24	BBB-	241,875
400	Niska Gas Storage US LLC	8.875%	3/15/18	B+	414,000
380	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB-	380,000
300	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B	316,500
290	Offshore Group Investment Limited	7.500%	11/01/19	B-	305,225
350	Paramount Resources Limited, 144A	7.625%	12/04/19	B	341,488
300	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	310,500
400	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B-	388,000
210	Petrobras International Finance Company	5.375%	1/27/21	Baa1	210,963
500	Petrohawk Energy Corporation	7.250%	8/15/18	A	542,500
250	Range Resources Corporation	5.000%	8/15/22	BB	241,875
1,000	Rowan Companies Inc.	4.875%	6/01/22	BBB-	1,031,858
250	Sabine Pass LNG LP, 144A	6.500%	11/01/20	BB+	253,750
375	Sabine Pass LNG LP	7.500%	11/30/16	BB+	412,500
350	Sandridge Energy Inc.	8.125%	10/15/22	B2	353,500
250	Seadrill Limited, 144A	6.125%	9/15/20	N/R	246,250
2,000	Ship Finance International Limited	6.810%	10/19/17	N/R	330,936
400	SM Energy Company	6.625%	2/15/19	BB-	416,000
250	Targa Resources Inc., 144A	4.250%	11/15/23	BB	226,250
700	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	628,204
18,170	Total Oil, Gas & Consumable Fuels				16,309,982
	Paper & Forest Products - 1.0%
715	Domtar Corporation	4.400%	4/01/22	BBB-	690,052
300	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	313,500
250	Tembec Industries, Inc.	11.250%	12/15/18	B3	271,875
1,265	Total Paper & Forest Products				1,275,427
	Personal Products - 0.3%
300	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	312,000
	Pharmaceuticals - 1.1%
400	AbbVie Incorporated, 144A	2.900%	11/06/22	A	374,084
300	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB-	307,500
375	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	B-	387,656
335	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	348,400
1,410	Total Pharmaceuticals				1,417,640
	Real Estate Investment Trust - 2.9%
1,000	CommomWealth REIT	5.875%	9/15/20	BBB-	1,029,099
480	HCP Inc.	3.750%	2/01/19	BBB+	497,076
1,000	Liberty Property Trust	3.375%	6/15/23	Baa1	924,424
1,000	Senior Housing Properties Trust	6.750%	4/15/20	BBB-	1,094,662
3,480	Total Real Estate Investment Trust				3,545,261
	Real Estate Management & Development - 0.9%
350	Country Garden Holding Company, 144A	11.125%	2/23/18	Ba2	390,250
200	Gemdale International Investment Limited	7.125%	11/16/17	BB-	205,500
200	Kaisa Group Holdings Limited, 144A	8.875%	3/19/18	B+	201,000
300	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	294,750
1,050	Total Real Estate Management & Development				1,091,500
	Road & Rail - 0.2%
265	Hertz Corporation	7.375%	1/15/21	B	284,875
	Software - 0.2%
250	BMC Software Finance Inc., 144A	8.125%	7/15/21	B-	259,375
	Textiles, Apparel & Luxury Goods - 0.2%
230	Jones Group	6.875%	3/15/19	B+	235,175
	Tobacco - 0.8%
1,030	Reynolds American Inc.	3.250%	11/01/22	Baa2	948,140
	Trading Companies & Distributors - 0.2%
300	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	291,598
	Transportation Infrastructure - 0.8%
954	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	1,012,023
	Wireless Telecommunication Services - 1.8%
625	American Tower Company	5.050%	9/01/20	BBB	648,309
350	Digicel Limited, 144A	7.000%	2/15/20	B1	348,250
300	Eileme AB, 144A	11.625%	1/31/20	B	348,000
200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	192,200
400	Sprint Nextel Corporation	7.000%	3/01/20	BB+	430,000
300	Wind Acquisition Finance S.A., 144A	7.250%	2/15/18	BB	310,500
2,175	Total Wireless Telecommunication Services				2,277,259
$ 88,274	Total Corporate Bonds (cost $90,831,109)				87,337,353

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (or similar) Institutional Structures - 6.4% (4.4% of Total Investments)
	Capital Markets - 0.3%
$ 350	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	$ 347,550
	Commercial Banks - 2.3%
690	Barclays Bank PLC	4.750%	N/A (4)	BBB-	737,439
425	Credit Agricole, S.A., 144A	6.637%	N/A (4)	BBB-	407,575
355	Rabobank Nederland, 144A	11.000%	N/A (4)	A-	461,500
1,400	Wachovia Capital Trust III	5.570%	N/A (4)	BBB+	1,267,000
2,870	Total Commercial Banks				2,873,514
	Diversified Financial Services - 1.6%
500	Citigroup Inc.	5.950%	N/A (4)	BB	466,250
1,100	General Electric Capital Corporation	7.125%	N/A (4)	AA-	1,196,250
325	JPMorgan Chase & Company	6.000%	N/A (4)	BBB	304,687
1,925	Total Diversified Financial Services				1,967,187
	Electric Utilities - 0.3%
360	Electricite de France, 144A	5.250%	N/A (4)	A3	340,524
	Insurance - 1.6%
570	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	581,400
250	Genworth Financial Inc.	6.150%	11/15/66	Ba1	218,750
355	Lincoln National Corporation	6.050%	4/20/67	BBB	347,900
305	Prudential Financial Inc.	5.200%	3/15/44	BBB+	276,635
530	ZFS Finance USA Trust V	6.500%	5/09/37	A	555,175
2,010	Total Insurance				1,979,860
	IT Services - 0.3%
400	Zayo Escrow Corporation	8.125%	1/01/20	B1	437,500
$ 7,915	Total $1,000 Par (or similar) Institutional Structures (cost $8,182,369)				7,946,135

Principal
Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt - 57.4% (39.6% of Total Investments)
	Bermuda - 0.8%
900	Bermuda Government, 144A	5.603%	7/20/20	AA-	$ 963,900
	Brazil - 0.7%
1,000	Federative Republic of Brazil	2.625%	1/05/23	BBB	877,500
	Indonesia - 1.1%
1,300	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	1,366,625
	Italy - 1.7%
1,450 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	6/01/17	BBB+	2,080,900
	Malaysia - 2.0%
8,250 MYR	Republic of Malaysia	3.172%	7/15/16	A	2,516,621
	Mexico - 16.8%
15,000 MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A-	1,244,497
49,500 MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A-	3,981,064
32,500 MXN	Mexico Bonos de DeSarrollo	5.000%	6/15/17	A-	2,526,258
56,300 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A-	4,916,756
40,100 MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A-	3,255,629
60,000 MXN	United Mexican States	9.500%	12/18/14	A-	4,895,559
253,400 MXN	Total Mexico				20,819,763
	Norway - 2.2%
15,000 NOK	Norwegian Government Bond	4.500%	5/22/19	AAA	2,771,899
	Poland - 1.7%
6,850 PLN	Republic of Poland	2.500%	7/25/18	A	2,062,995
	Russia - 1.5%
1,800	Russian Federation, 144A	4.500%	4/04/22	Baa1	1,838,160
	South Africa - 7.3%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A-	6,167,241
1,300	Republic of South Africa	5.875%	9/16/25	Baa1	1,366,625
12,800 ZAR	Republic of South Africa	10.500%	12/21/26	A-	1,533,896
	Total South Africa				9,067,762
	South Korea - 4.9%
6,500,000 KRW	Korea Monetary Stability Bond	2.840%	12/02/14	Aa3	6,057,939
	Sweden - 2.3%
16,500 SEK	Republic of Sweden	3.500%	6/01/22	AAA	2,804,664
	Turkey - 9.7%
12,300 TRY	Republic of Turkey, Government Bond	9.000%	3/08/17	BBB	6,149,848
5,975 TRY	Republic of Turkey, Government Bond	10.500%	1/15/20	BBB	3,170,813
3,370 TRY	Republic of Turkey, Government Bond	7.100%	3/08/23	BBB	1,468,082
1,000	Republic of Turkey, Government Bond	3.250%	3/23/23	Baa3	862,500
500	Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	412,500
	Total Turkey				12,063,743
	Ukraine - 0.6%
900	Republic of Ukraine, 144A	7.750%	9/23/20	B	767,250
	United Kingdom - 4.1%
1,500 GBP	United Kingdom Gilt	3.750%	9/07/20	Aa1	2,695,859
1,300 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	Aa1	2,335,737
2,800 GBP	Total United Kingdom				5,031,596
	Total Sovereign Debt (cost $78,537,761)				71,091,317

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities - 6.9% (4.8% of Total Investments)
$ 822	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	$ 671,645
852	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	850,401
750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa3	748,924
677	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	625,180
438	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	416,696
3,850	Fannie Mae TBA Mortgage Pool, (MDR), WI/DD	3.000%	TBA	N/R	3,760,969
1,000	Nationstar Mortgage Advance Receivables Trust 2013-T1A	3.721%	6/20/44	BB	998,570
450	Wedgewood Real Estate Trust, Mortgage Pool 2013-1A, (6)	5.000%	7/25/43	N/R	445,359
$ 8,839	Total Asset-Backed and Mortgage-Backed Securities (cost $8,468,192)				8,517,744
	Total Long-Term Investments (cost $189,392,306)				178,075,750

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 1.0% (0.7% of Total Investments)
	Repurchase Agreement - 1.0% (0.7% of Total Investments)
$ 1,279	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $1,278,525, collateralized by $1,305,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $1,307,577	0.000%	10/01/13		$ 1,278,525
	Total Short-Term Investments (cost $1,278,525)				1,278,525
	Total Investments (cost $190,670,831) - 144.9%				179,354,275
	Borrowings - (45.2)% (7), (8)				(56,000,000)
	Other Assets Less Liabilities - 0.3% (9)				448,718
	Net Assets Applicable to Common Shares - 100%				$ 123,802,993

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount	In Exchange For	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(Depreciation) (9)
Barclays	Euro	4,165,474	U.S. Dollar	5,523,377	11/08/13	$(112,410)
Barclays	Polish Zloty	6,675,000	U.S. Dollar	2,106,476	10/31/13	(27,302)
Barclays	U.S. Dollar	5,259,434	Norwegian Krone	31,000,000	11/18/13	(113,121)
Barclays	U.S. Dollar	929,222	Norwegian Krone	5,600,000	11/18/13	435
Barclays	U.S. Dollar	9,037,975	Australian Dollar	9,700,000	12/13/13	(31,040)
BNP Paribas	Pound Sterling	6,000,000	U.S. Dollar	9,101,136	10/02/13	(612,270)
BNP Paribas	U.S. Dollar	9,406,128	Pound Sterling	6,000,000	10/02/13	307,278
Citibank N.A.	Canadian Dollar	1,200,000	U.S. Dollar	1,162,558	10/31/13	(1,581)
Citibank N.A.	Euro	3,496,500	U.S. Dollar	4,722,778	12/13/13	(8,356)
Citibank N.A.	South Korean Won	6,600,000,000	U.S. Dollar	5,907,732	10/10/13	(229,126)
Citibank N.A.	Swedish Krona	19,700,000	U.S. Dollar	3,010,525	11/18/13	(51,477)
Citibank N.A.	U.S. Dollar	8,726,292	Australian Dollar	9,500,000	11/08/13	114,787
Citibank N.A.	U.S. Dollar	5,508,063	Australian Dollar	5,900,000	11/08/13	(17,288)
Citibank N.A.	U.S. Dollar	6,185,042	Mexican Peso	79,000,000	11/20/13	(174,147)
Credit Suisse	Japanese Yen	900,000,000	U.S. Dollar	9,084,715	10/29/13	(72,777)
Credit Suisse	U.S. Dollar	3,089,354	Malaysian Ringgit	9,750,000	10/23/13	(101,597)
Credit Suisse	U.S. Dollar	9,279,546	Japanese Yen	900,000,000	10/29/13	(122,055)
Credit Suisse	U.S. Dollar	8,570,708	Turkish Lira	17,000,000	11/19/13	(227,066)
Credit Suisse	U.S. Dollar	6,629,414	Norwegian Krone	40,100,000	12/13/13	21,377
JPMorgan	Mexican Peso	239,500,000	U.S. Dollar	17,737,782	10/31/13	(514,844)
JPMorgan	South African Rand	33,650,000	U.S. Dollar	3,232,003	10/31/13	(105,642)
JPMorgan	Turkish Lira	12,000,000	U.S. Dollar	6,104,851	10/11/13	174,811
JPMorgan	Turkish Lira	14,800,000	U.S. Dollar	7,474,464	10/11/13	160,749
JPMorgan	U.S. Dollar	2,453,110	Turkish Lira	4,800,000	10/11/13	(81,094)
JPMorgan	U.S. Dollar	8,892,288	Turkish Lira	18,000,000	10/11/13	2,772
JPMorgan	U.S. Dollar	340,685	Turkish Lira	670,000	10/11/13	(9,591)
JPMorgan	U.S. Dollar	7,217,733	Mexican Peso	95,000,000	10/31/13	22,348
JPMorgan	U.S. Dollar	8,108,296	Mexican Peso	105,000,000	10/31/13	(106,101)
JPMorgan	U.S. Dollar	4,566,442	South African Rand	45,000,000	10/31/13	(103,023)
Morgan Stanley	Pound Sterling	3,108,000	U.S. Dollar	4,993,251	12/13/13	(35,630)
Nomura International	U.S. Dollar	3,493,717	Malaysian Ringgit	11,400,000	10/16/13	1,022
Standard Chartered Bank	U.S. Dollar	1,943,949	Yuan Renminbi	12,000,000	10/22/13	12,529
						$(2,039,430)

Credit Default Swaps outstanding:

			Current					Unrealized
		Buy/Sell	Credit	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (10)	Spread (11)	Amount	(Annualized)	Date	Value	(Depreciation) (9)
JPMorgan	Markit CDX NA HY20 Index	Sell	3.59%	$ 2,000,000	5.000%	6/20/18	$ 120,017	$ 43,017
$ 43,017

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation) (9)
JPMorgan	$ 22,469,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 557,084
JPMorgan	22,469,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	1,065,306
JPMorgan	2,000,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/13	2/19/23	98,351
Morgan Stanley	11,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/13	3/19/23	554,214
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR-BBA	2.055	Semi-Annually	3/22/13	3/22/23	162,546
	$ 60,938,000							$ 2,437,501

Futures Contracts outstanding:

				Notional Amount	Notional Amount	Unrealized
	Contract	Number of	Contract	at Value	at Value	Appreciation
Type	Position	Contracts	Expiration	(Local Currency)	(Base Currency)*	(Depreciation)
3-Month Euribor	Long	54	9/14	13,443,300 EUR	$ 18,186,775	$ 28,409
30-Year U.S. Treasury Bond	Short	(11)	12/13	(1,467,125) USD	(1,467,125)	(28,213)
UK Long GILT Bond	Long	37	12/13	4,081,840 GBP	6,608,095	64,602
Ultra Long U.S. Treasury Bond	Short	(26)	12/13	(3,694,438) USD	(3,694,438)	(53,380)
					$ 19,633,307	$ 11,418

* Total Notional Amount at Value of long and short positions were $24,794,870 and $(5,161,563), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	$25 Par (or similar) Retail Structures	$ 3,183,201	$ –	$ –	$ 3,183,201
	Corporate Bonds	–	87,337,353	–	87,337,353
	$1,000 Par (or similar) Institutional Structures	–	7,946,135	–	7,946,135
	Sovereign Debt	–	71,091,317	–	71,091,317
	Asset-Backed and Mortgage-Backed Securities	–	8,072,385	445,359	8,517,744
Short-Term Investments:
	Repurchase Agreements	–	1,278,525	–	1,278,525
Derivatives:
	Forward Foreign Currency Exchange Contracts*	–	(2,039,430)	–	(2,039,430)
	Credit Default Swaps*	–	43,017	–	43,017
	Interest Rate Swaps*	–	2,437,501	–	2,437,501
	Futures Contracts*	11,418	–	–	11,418
	Total	$ 3,194,619	$ 176,166,803	$ 445,359	$ 179,806,781

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $191,920,078.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
	Appreciation				$1,197,346
	Depreciation				(13,763,149)

	Net unrealized appreciation (depreciation) of investments				$(12,565,803)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	Borrowings as a percentage of Total Investments is 31.2%.
(8)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A	Not applicable.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro
GBP	British Pound Sterling
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013